Financial instruments and risk management - Liquidity risk (Details) - CAD ($)	Dec. 31, 2025	Dec. 31, 2024
Financial instruments and risk management
Cash	$ 246,653	$ 1,359,406
Investments	36,943,960	87,335
Current liabilities	$ 630,896	$ 473,254